PROPERTY AND EQUIPMENT (FY) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021		Dec. 31, 2020
Property, and Equipment [Abstract]
Property and equipment gross		$ 677,000		$ 228,000
Less accumulated depreciation and amortization	$ (319,000)	(197,000)		(23,000)
Property and Equipment	$ 471,000	480,000	[1]	205,000
Useful life	3 years
General and Administrative Expense [Member]
Property, and Equipment [Abstract]
Depreciation and amortization expense		173,000		19,000
Computer Equipment [Member}
Property, and Equipment [Abstract]
Property and equipment gross		$ 225,000		83,000
Useful life		3 years
Data Warehouse [Member]
Property, and Equipment [Abstract]
Property and equipment gross		$ 256,000		145,000
Useful life		3 years
Software [Member]
Property, and Equipment [Abstract]
Property and equipment gross		$ 196,000		$ 0
Useful life		3 years

[1]	Derived from audited consolidated financial statements